Summary of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Cost, non-current	$ 475,514	$ 474,621
Accumulated amortization, non-current	(52,211)	(34,854)
Carrying value, non-current	423,303	439,767
Trade Name Indefinite Life
Intangible Assets [Line Items]
Trade names (indefinite life)	115,400	115,400
Medicare Certifications Indefinite Life
Intangible Assets [Line Items]
Indefinite lived intangible assets	94,407	107,487
Certificates Of Need Indefinite Life
Intangible Assets [Line Items]
Indefinite lived intangible assets	26,167	19,704
Noncompete Agreements
Intangible Assets [Line Items]
Weighted average life (in years)	3 years	3 years
Finite lived intangible asset, gross	5,496	6,985
Accumulated amortization, non-current	(2,969)	(3,921)
Carrying value, non-current	2,527	3,064
Leasehold Interests
Intangible Assets [Line Items]
Weighted average life (in years)	6 years	4 years
Finite lived intangible asset, gross	370	1,100
Accumulated amortization, non-current	(195)	(661)
Carrying value, non-current	175	439
Trade Names
Intangible Assets [Line Items]
Weighted average life (in years)	8 years	7 years
Finite lived intangible asset, gross	29,434	24,705
Accumulated amortization, non-current	(9,384)	(6,664)
Carrying value, non-current	20,050	18,041
Customer Relationship Assets
Intangible Assets [Line Items]
Weighted average life (in years)	14 years	14 years
Finite lived intangible asset, gross	204,240	199,240
Accumulated amortization, non-current	(39,663)	(23,608)
Carrying value, non-current	$ 164,577	$ 175,632